Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		2/1/2018
	Collection Period Ending Date		2/28/2018
	Collection Period		16
	Payment Date		3/15/2018

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	0.147065	$55,884,730.40	$33,145,103.31	$22,739,627.09
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$820,884,730.40	$33,145,103.31	$787,739,627.09
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$828,384,730.40	$33,145,103.31	$795,239,627.09
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$55,884,730.40	$60,076.09
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$820,884,730.40	$1,192,219.84
	2. AVAILABLE FUNDS
(20)	Interest Collections		$3,223,502.81
(21)	Principal Collections		$21,742,772.93
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$10,781,030.12
(24)	Liquidation Proceeds		$205,928.05
(25)	Recoveries		$126,652.04
(26)	Investment Earnings		$—
(27)	Total Collections		$36,079,885.95
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$36,079,885.95
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$690,320.61	$690,320.61	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$60,076.09	$60,076.09	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$9,895,103.31	$9,895,103.31	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,052,242.19	$1,052,242.19	$—
			$36,079,885.95	$36,079,885.95
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$9,895,103.31
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$33,145,103.31
	4. POOL INFORMATION
(53)	Pool Balance		$795,239,627
(54)	Number of Receivables Outstanding		63,843
(55)	Weighted Average Contract Rate		4.80%
(56)	Weighted Average Maturity		43.16
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$30,255.31
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(30,255.31)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$415,268.38	72	$5,767.62
(74)	Recoveries for Collection Period		$126,652.04	77	$1,644.83
(75)	Net Losses/(Recoveries) for Collection Period		$288,616.34
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$4,688,310.31
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.31255%

		2/28/2018	1/31/2018	12/31/2017	11/30/2017
(79)	Pool Balance at end of collection period	$795,239,627	$828,384,730	$865,876,721	$900,246,532
(80)	Number of receivables outstanding	63,843	65,316	66,921	68,342

(81)	Average month end Pool Balance	$811,812,179	$847,130,726	$883,061,626	$918,680,354
(82)	Realized Losses for Collection Period	$415,268	$444,335	$510,656	$369,589
(83)	Recoveries for Collection Period	$126,652	$131,505	$127,767	$57,180
(84)	Net Losses/(Recoveries) for Collection Period	$288,616	$312,830	$382,889	$312,409
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.614%	0.629%	0.694%	0.483%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.427%	0.443%	0.520%	0.408%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.450%

		2/28/2018	1/31/2018	12/31/2017	11/30/2017
(88)	Receivables 31-59 Days Delinquent	$6,249,302.43	$6,464,495.23	$7,358,613.37	$7,107,971.89
(89)	$ As % of Ending Pool Balance	0.786%	0.780%	0.850%	0.790%
(90)	# of Receivables	451	485	529	504
(91)	# As % of Ending Pool # of Receivables	0.706%	0.743%	0.790%	0.737%
(92)	Receivables 60-89 Days Delinquent	$1,062,593.38	$1,544,494.38	$1,671,410.79	$1,542,618.01
(93)	$ As % of Ending Pool Balance	0.134%	0.186%	0.193%	0.171%
(94)	# of Receivables	78	113	123	119
(95)	# As % of Ending Pool # of Receivables	0.122%	0.173%	0.184%	0.174%
(96)	Receivables 90 - 119 Days Delinquent	$811,927.75	$908,349.64	$664,262.95	$702,863.45
(97)	$ As % of Ending Pool Balance	0.102%	0.110%	0.077%	0.078%
(98)	# of Receivables	56	66	55	51
(99)	# As % of Ending Pool # of Receivables	0.088%	0.101%	0.082%	0.075%
(100)	Receivables 120+ Days Delinquent	$571,446.41	$423,521.98	$427,455.69	$467,535.98
(101)	$ As % of Ending Pool Balance	0.072%	0.051%	0.049%	0.052%
(102)	# of Receivables	48	38	34	37
(103)	# As % of Ending Pool # of Receivables	0.075%	0.058%	0.051%	0.054%
(104)	Total Delinquencies	$8,695,269.97	$9,340,861.23	$10,121,742.80	$9,820,989.33
(105)	$ As % of Ending Pool Balance	1.093%	1.128%	1.169%	1.091%
(106)	# of Receivables	633	702	741	711
(107)	# As % of Ending Pool # of Receivables	0.991%	1.075%	1.107%	1.040%
(108)	Receivables 60+ Days Delinquent	$2,445,967.54	$2,876,366.00	$2,763,129.43	$2,713,017.44
(109)	$ As % of Ending Pool Balance	0.308%	0.347%	0.319%	0.301%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$607,815.81	$735,696.02	$452,944.47	$604,428.48
(112)	# of Receivables	43	56	34	41

Name: Kim Taylor
Title: Senior Vice President, Auto Finance CFO
March 12, 2018